FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 36,801	$ 33,281
Disclosure of financial liabilities [line items]
Financial liabilities	184,162	184,231
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	8,051	7,083
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	136,362	136,292
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	126,869	127,869
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	9,493	8,423
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	35,548	36,724
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,201	4,132
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	9,523	6,778
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,227	2,403
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	3,857	3,267
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	1,590	1,750
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	4,833	3,189
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	1,846	1,859
Other financial assets
Disclosure of financial assets [line items]
Financial assets	14,353	12,468
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	$ 12,925	$ 14,035